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Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Capital Group Core Plus Income ETF
File No. 333-259025 and No. 811-23738

Dear Sir or Madam:

On behalf of Capital Group Core Plus Income ETF (the “trust”), we hereby file Form N-1A Registration Statement Post-Effective Amendment No. 2 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 5 under the Investment Company Act of 1940.

This Post-Effective Amendment is being filed pursuant to Paragraph (a)(2) of Rule 485 to add the following three new funds to the trust:

1.	Capital Group Municipal Income ETF
2.	Capital Group U.S. Multi-Sector Income ETF
3.	Capital Group Short Duration Income ETF

Please note that while the registration statement covers all funds in the trust, this Post-Effective Amendment shows only the new funds. We propose that the registration statement become effective on September 27, 2022 and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of rule 485 of the 1933 Act prior to September 27, 2022, to reflect any comments received from the Securities and Exchange Commission and to update certain data and exhibits for the new funds.

If you have any questions about the enclosed, please telephone Clara Kang at (213) 615-3736 or me at (202) 945-6339.

/s/ Jennifer L. Butler

Jennifer L. Butler

Secretary